Common Stock and Additional Paid-in Capital - Non Vested Shares (Table) (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Number of non vested shares
Balance, January 1, 2013	73,500
Granted	192,400
Vested	(12,500)
Balance, June 30, 2013	253,400
Weighted Average Grant Date Fair Value Per Non Vested Shares [Abstract]
Balance, January 1, 2013	$ 16.40
Granted	$ 16.90
Vested	$ 16.05
Balance, June 30, 2013	$ 16.80